Earnings Per Share - Additional Information (Detail) - shares	Mar. 31, 2023	Jan. 03, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, shares outstanding	454,617,131		100	0
General Electric Company [Member] | GE HealthCare [Member]
Common stock, shares outstanding		454,000,000
Ownership percentage by parent		19.90%